Note 25 - Contingencies, Commitments and Restrictions On the Distribution of Profits	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
25	Contingencies, commitments and restrictions on the distribution of profits

(i)	Contingencies

Tenaris is from time to time subject to various claims, lawsuits and other legal proceedings, including customer claims, in which third
parties are seeking payment for alleged damages, reimbursement for losses, or indemnity. Management with the assistance of legal counsel periodically reviews the status of each significant matter and assesses potential financial exposure.

Some of these claims, lawsuits and other legal proceedings involve highly complex issues, and often these issues are subject to substantial uncertainties and, therefore, the probability of loss and an estimation of damages are difficult to ascertain. Accordingly, with respect to a large portion of such claims, lawsuits and other legal proceedings, Tenaris is unable to make a reliable estimate of the expected financial effect that will result from ultimate resolution of the proceeding. In those cases, Tenaris has not
accrued a provision for the potential outcome of these cases.

If a potential loss from a claim, lawsuit or other proceeding is considered probable and the amount can be reasonably estimated, a provision is recorded. Accruals for loss contingencies reflect a reasonable estimate of the losses to be incurred based on information available to management as of the date of preparation of the financial statements, and take into consideration litigation and settlement strategies. In a limited number of ongoing cases, Tenaris was able to make a reliable estimate of the expected loss or range of probable loss and has accrued a provision for such loss, but believes that publication of this information on a case-by-case basis would seriously prejudice Tenaris’s position in the ongoing legal proceedings or in any related settlement discussions. Accordingly, in these cases, the Company has disclosed information with respect to the nature of the contingency, but has not
disclosed its estimate of the range of potential loss.

The Company believes that the aggregate provisions recorded for potential losses in these consolidated financial statements (Notes
22
and
23
) are adequate based upon currently available information. However, if management’s estimates prove incorrect, current reserves could be inadequate and Tenaris could incur a charge to earnings which could have a material adverse effect on Tenaris’s results of operations, financial condition, net worth and cash flows.

Below is a summary description of Tenaris’s material legal proceedings for the year ended
December 31, 2017.
In addition, Tenaris is subject to other legal proceedings,
none
of which is believed to be material.

▪	Tax assessment in Italy

Dalmine S.p.A. (“Dalmine”), an Italian subsidiary of the Company, received on
December 24, 2012,
a tax assessment from the Italian tax authorities related to allegedly omitted withholding tax on dividend payments made in
2007.
The assessment, which was for an estimated amount of
EUR298
million (approximately
$357
million), comprising principal, interest and penalties, was appealed with the first
-instance tax court in Milan. In
February 2014,
the
first
-instance tax court issued its decision on this tax assessment, partially reversing the assessment and lowering the claimed amount to approximately
EUR9
million (approximately
$11
million), including principal, interest and penalties. On
October 2, 2014,
the Italian tax authorities appealed against the
second
-instance tax court decision on the
2007
assessment. On
June 12, 2015,
the
second
-instance tax court accepted Dalmine’s defense arguments and rejected the appeal by the Italian tax authorities, thus reversing the entire
2007
assessment and recognizing that the dividend payment was exempt from withholding tax. The Italian tax authorities have appealed the second
-instance tax court decision before the Supreme Court.

On
December 24, 2013,
Dalmine received a
second
tax assessment from the Italian tax authorities, based on the same arguments as those in the first
assessment, relating to allegedly omitted withholding tax on dividend payments made in
2008
– the last such distribution made by Dalmine. Dalmine appealed the assessment with the first
-instance tax court in Milan. On
January 27, 2016,
the
first
-instance tax court rejected Dalmine’s appeal. This
first
-instance ruling, which held that Dalmine is required to pay an amount of
EUR226
million (approximately
$271
million), including principal, interest and penalties, contradicts the first
and
second
-instance tax court rulings in connection with the
2007
assessment. Dalmine obtained the suspension of the interim payment that would have been due, based on the first
-instance decision, through the filing with the tax authorities of a bank guarantee of
EUR175
million (approximately
$210
million), and appealed the
January 2016
ruling with the
second
-instance tax court.

On
December 21, 2017,
Dalmine and the Italian tax authorities entered into a settlement agreement in connection with all withholding tax claims on
2007
and
2008
dividend payments. Under the settlement agreement, Dalmine paid to the Italian tax administration an aggregate amount of
EUR42.9
million (approximately
$51
million), net of
EUR3.2
million (approximately
$4
million) corresponding to the amount previously paid during the litigation proceeding. As a result of the settlement, during the year Tenaris recorded an additional charge to results, in excess of amounts already provisioned, of approximately
$29
million.

In addition, the Italian tax authorities formally notified Dalmine that, based on applicable laws and regulations, any future distributions from Dalmine out of past or future profits will not
be subject to Italian withholding tax.

▪	CSN claims relating to the January 2012 acquisition of Usiminas shares

In
2013,
Confab Industrial S.A. (“Confab”), a Brazilian subsidiary of the Company was notified of a lawsuit filed in Brazil by Companhia Siderúrgica Nacional (CSN) and various entities affiliated with CSN against Confab and the other entities that acquired a participation in Usiminas’ control group in
January 2012.

The CSN lawsuit alleges that, under applicable Brazilian laws and rules, the acquirers were required to launch a tag-along tender offer to all non-controlling holders of Usiminas’ ordinary shares for a price per share equal to
80%
of the price per share paid in such acquisition, or
BRL28.8,
and seeks an order to compel the acquirers to launch an offer at that price plus interest. If so ordered, the offer would need to be made to
182,609,851
ordinary shares of Usiminas
not
belonging to Usiminas’ control group, and Confab would have a
17.9%
share in that offer.

On
September 23, 2013,
the
first
instance court dismissed the CSN lawsuit, and on
February 8, 2017,
the court of appeals maintained the understanding of the
first
instance court. On
March 6, 2017,
CSN filed a motion for clarification against the decision of the Court of Appeals of São Paulo, which was rejected on
July 19, 2017.
On
August 18, 2017,
CSN filed an appeal to the Superior Court of Justice seeking the review and reversal of the decision issued by the Court of Appeals. The Superior Court of Justice is restricted to the analysis of alleged violations to federal laws and cannot assess matters of fact. Accordingly, the Court of Appeals must decide whether CSN’s appeal meets the requirements for submission to the Superior Court of Justice. If declared admissible, the Superior Court of Justice will also review admissibility, and, if also declared admissible, will then render a decision on the merits.

Tenaris continues to believe that all of CSN’s claims and allegations are groundless and without merit, as confirmed by several opinions of Brazilian legal counsel, two
decisions issued by the Brazilian securities regulator (CVM) in
February 2012
and
December 2016,
and the
first
and
second
instance court decisions referred to above. Accordingly,
no
provision was recorded in these Consolidated Financial Statements.

▪	Veracel celulose accident litigation

On
September 21, 2007,
an accident occurred in the premises of Veracel Celulose S.A. (“Veracel”) in connection with a rupture in one
of the tanks used in an evaporation system manufactured by Confab. The Veracel accident allegedly resulted in material damages to Veracel. Itaú Seguros S.A. (“Itaú”), Veracel’s insurer at the time of the Veracel accident, initiated a lawsuit against Confab seeking reimbursement of damages paid to Veracel in connection with the Veracel accident. Veracel initiated a second
lawsuit against Confab seeking reimbursement of the amount paid as insurance deductible with respect to the Veracel accident and other amounts not
covered by insurance. Itaú and Veracel claim that the Veracel accident was caused by failures and defects attributable to the evaporation system manufactured by Confab. Confab believes that the Veracel accident was caused by the improper handling by Veracel’s personnel of the equipment supplied by Confab in violation of Confab’s instructions. The two
lawsuits have been consolidated, and are now being considered by the
6th
Civil Court of São Caetano do Sul; however, each lawsuit will be adjudicated through a separate ruling. Both proceedings are currently at evidentiary stage.

On
March 10, 2016,
a court-appointed expert issued its report on certain technical matters concerning the Veracel accident. Based upon a technical opinion received from a third
-party expert, in
August 2016,
Confab filed its objections to the expert’s report. In
November 2017,
the court appointed expert filed a
second
report reaffirming its opinion and stating that the opinion of Confab’s appointed expert was incorrect. The parties have a
90
-day period to file their observations and/or opinions concerning the expert’s second
report. Approximately
54%
of the amounts claimed by Itaú and Veracel is attributable to alleged lost profits, and the contract between Confab and Veracel expressly provided that Confab would not
be liable for damages arising from loss profits. As of
December 31, 2017,
the estimated amount of Itaú’s claim was approximately
BRL81.9
million (approximately
$24.8
million), and the estimated amount of Veracel’s claim is approximately
BRL52
million (approximately
$15.7
million), for an aggregate amount
BRL133.9
million (
$40.5
million). The final result of this claim depends largely on the court’s evaluation of technical matters arising from the expert’s opinion and the objections presented by Confab.

▪	Ongoing investigation

The Company has learned that Italian and Swiss authorities are investigating whether certain payments were made from accounts of entities presumably associated with affiliates of the Company to accounts controlled by an individual allegedly related with officers of Petróleo Brasileiro S.A. and whether any such payments were intended to benefit Confab. Any such payments could violate certain applicable laws, including the U.S. Foreign Corrupt Practices Act. The Company had previously reviewed certain of these matters in connection with an investigation by the Brazilian authorities related to “Operation Lava Jato” and the Audit Committee of the Company’s Board of Directors has engaged external counsel in connection with a review of the alleged payments and related matters. In addition, the Company has voluntarily notified the U.S. Securities and Exchange Commission and the U.S. Department of Justice. The Company intends to share the results of this review with the appropriate authorities, and to cooperate with any investigations that may
be conducted by such authorities. At this time, the Company cannot predict the outcome of these matters or estimate the range of potential loss or extent of risk, if any, to the Company’s business that may
result from resolution of these matters.

▪	Petroamazonas penalties

On
January 22, 2016,
Petroamazonas (“PAM”), an Ecuadorian state-owned oil company, imposed penalties to the Company’s Uruguayan subsidiary, Tenaris Global Services S.A. (“TGS”), for its alleged failure to comply with delivery terms under a pipe supply agreement. The penalties amount to approximately $
22.5
million as of the date hereof. Tenaris believes, based on the advice of counsel, that PAM has no
legal basis to impose the penalties and that TGS has meritorious defenses against PAM. However, in light of the prevailing political circumstances in Ecuador, the Company cannot predict the outcome of a claim against a state-owned company and it is not
possible to estimate the amount or range of loss in case of an unfavorable outcome.

▪	Contractor claim for additional costs

Tenaris Bay City Inc. (“Tenaris Bay City”), a U.S. subsidiary of the Company, has received claims from a contractor for alleged additional costs in the construction of a project located in the Bay City area for a total amount in excess of
$77
million. On
June 30, 2017,
the contractor filed a demand for arbitration of these claims. An arbitral panel has been selected and a scheduling order issued. The parties are expected to submit statements of claim in
February
and
March
of
2018.
Final trial hearing on this matter is scheduled for
February 2019.
At this stage the Company cannot predict the outcome of the claim or the amount or range of loss in case of an unfavorable outcome.

▪	Investigation concerning currency exchange declarations.

Siderca S.A.I.C, an Argentine subsidiary of the Company (“Siderca”), and some of its directors, employees, former directors and employees are subject to an administrative criminal proceeding concerning alleged inaccurate information included in
15
currency exchange declarations related to the trading of foreign currency between
August
and
October 2008
in connection with exports of goods for a total amount of
$268
million. The case is now under consideration of a criminal court. Although theoretically this proceeding may
give rise to the application of fines in an amount up to
ten
times the value of the involved operations, Tenaris believes that it has meritorious defenses and that it is unlikely that the ultimate resolution of this matter will result in a material obligation.

▪	Claim for differences on gas supply prices

On
July 7, 2016,
Siderca was notified of a claim initiated by an Argentine state-owned company for an amount of
$25.4
million, allegedly owed as a result in differences in the price paid for gas supplied to Siderca during three
months in
2013.
Tenaris believes, based on the advice of counsel, that it has meritorious defenses against a substantial part of this claim, although Siderca may
be required to pay part of the claimed amount.

▪	Tax assessment in Mexico

In
August 2017,
Tubos de Acero de México S.A (“Tamsa”) and Servicios Generales Tenaris Tamsa S.A (“Segeta”),
two
Mexican subsidiaries of the Company, were informed that the Mexican tax authorities had determined that the tax deductions associated with purchases of scrap made by the companies during
2013,
amounting to
MXN1,800
million (approximately
$91.2
million) in the aggregate, failed to comply with applicable requirements and, accordingly, should be rejected. Tamsa and Segeta filed their respective responses and complaints against the determination, and provided additional information evidencing compliance with applicable requirements for the tax deductions that are being challenged.
No
final decision has yet been issued on this matter. Based on the opinion of legal counsel, Tenaris believes that it is unlikely that the ultimate resolution of this tax assessment will result in a material obligation.

(ii)	Commitments and other purchase orders

Set forth is a description of Tenaris’s material outstanding purchase commitments:

▪	A Tenaris company entered into a contract with the supplier Voest Alpine Grobblech Gmb to which it committed to purchase carbon steel for a total amount of approximately
$137
million to use for manufacturing pipes related to the Zhor gas field project.

▪	A Tenaris company entered into a contract with Transportadora de Gas del Norte S.A. for the service of natural gas transportation to the facilities of Siderca S.A.I.C., an Argentine subsidiary of Tenaris. As of
December 31, 2017,
the aggregate commitment to take or pay the committed volumes for a
10
-year term totalled approximately
$77.5
million.

▪	A Tenaris company entered into a contract with Praxair S.A. for the service of oxygen and nitrogen supply. As of
December 31, 2017,
the aggregate commitment to take or pay the committed volumes for a
14
-year term totalled approximately
$43.9
million.

▪	Several Tenaris companies entered into a contract with Graftech for the supply of graphite electrodes. As of
December 31, 2017,
the aggregate commitment to take or pay the committed volumes totalled approximately
$78.3
million.

▪	A Tenaris company entered into a
25
-year contract (effective as of
December 1, 2016,
through
December 1, 2041)
with Techgen for the supply of
197
MW (which represents
22%
of Techgen’s capacity). Monthly payments are determined on the basis of capacity charges, operation costs, back-up power charges, and transmission charges. As of the seventh
contract year (as long as Techgen’s existing or replacing bank facility has been repaid in full), the Tenaris company has the right to suspend or early terminate the contract if the rate payable under the agreement is higher than the rate charged by the
Comisión Federal de Electricidad
(“CFE”) or its successors. The Tenaris company
may
instruct Techgen to sell to any affiliate, to CFE, or to any other third
party all or any part of unused contracted energy under the agreement and the Tenaris company will benefit from the proceeds of such sale.

(iii)	Restrictions to the distribution of profits and payment of dividends

As of
December 31, 2017,
equity as defined under Luxembourg law and regulations consisted of:

(all amounts in thousands of U.S. dollars)
Share capital	1,180,537
Legal reserve	118,054
Share premium	609,733
Retained earnings including net income for the year ended December 31, 2017	16,956,761
Total equity in accordance with Luxembourg law	18,865,085

At least
5%
of the Company’s net income per year, as calculated in accordance with Luxembourg law and regulations, must be allocated to the creation of a legal reserve equivalent to
10%
of the Company’s share capital. As of
December 31, 2017,
this reserve is fully allocated and additional allocations to the reserve are not
required under Luxembourg law. Dividends
may
not
be paid out of the legal reserve.

The Company
may
pay dividends to the extent, among other conditions, that it has distributable retained earnings calculated in accordance with Luxembourg law and regulations.

At
December 31, 2017,
distributable amount under Luxembourg law totals
$17.6
billion, as detailed below:

(all amounts in thousands of U.S. dollars)
Retained earnings at December 31, 2016 under Luxembourg law	17,493,013
Other income and expenses for the year ended December 31, 2017	(52,232)
Dividends approved	(484,020)
Retained earnings at December 31, 2017 under Luxembourg law	16,956,761
Share premium	609,733
Distributable amount at December 31, 2017 under Luxembourg law	17,566,494